Cover	Mar. 27, 2025
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP. 2
Entity Central Index Key	0001847513
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 27, 2025
Entity Ex Transition Period	false
Entity File Number	001-40510
Entity Tax Identification Number	98-1582723
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6592
Entity Address Postal Zip Code	12207
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
City Area Code	347
Local Phone Number	268-7868
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class A Ordinary Share Dollar Zero Point Zero Zero Zero One Par Value And One third Of One Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TRONU
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	TRON
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar Eleven Point Five Zero [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TRONW